Investments Accounted for Using Equity Method - Summary of Movement of Investments in Associates and Joint Ventures (Parenthetical) (Details) € in Millions, ¥ in Millions	1 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 EUR (€)
Investment Accounted For Using Equity Method [Line Items]
Investments accounted for using equity method	¥ 1,531	€ 200
Consortium concerto
Investment Accounted For Using Equity Method [Line Items]
Investment On Equity Interest	9.94%	9.94%
Universal Music Group UMG
Investment Accounted For Using Equity Method [Line Items]
Investment On Equity Interest	10.00%	10.00%